The Business (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2021	Apr. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Values of purchase consideration, assets acquired, and liabilities assumed from reverse-merger and merger
A.	The Share Exchange Agreement

Cash	$24,704
Goodwill	93,050
Total	$117,754

C.	Merger Agreement with Rotor Riot, LLC

I.	Purchase Price

Shares issued	$1,820,114
Promissory note issued	$175,000
Total Purchase Price	$1,995,114

II.	Purchase Price Allocation

Assets Acquired
Cash	$21,623
Accounts receivable	28,500
Other assets	3,853
Inventory	127,411
Trademark	20,000
Brand Name	578,000
Customer Relationships	39,000
Goodwill	1,756,023
Total assets acquired	$2,574,410

Liabilities Assumed
Accounts Payable and accrued expenses	$171,651
Notes payable	209,799
Due to Related Party	197,846
Total liabilities assumed	579,296
Net assets acquired	$1,995,114

D.	Fat Shark Acquisition

I.	Purchase Price

Shares issued	$6,351,076
Promissory note issued	1,753,000
Cash	250,000
Total Purchase Price	$8,354,076

II.	Purchase Price Allocation

Assets Acquired
Cash	$201,632
Accounts receivable	249,159
Other assets	384,232
Inventory	223,380
Goodwill	7,600,260
Total assets acquired	$8,658,663

Liabilities Assumed
Accounts Payable and accrued expenses	$279,393
Customer Deposits	25,194
Total liabilities assumed	304,587
Net assets acquired	$8,354,076

A.	The Share Exchange Agreement

Cash	$24,704
Goodwill	93,050
Total	$117,754

C.	Merger Agreement with Rotor Riot, LLC

I.	Purchase Price

Shares issued	$1,820,114
Promissory note issued	$175,000
Total Purchase Price	$1,995,114

II.	Purchase Price Allocation

Assets Acquired
Cash	$21,623
Accounts receivable	28,500
Other assets	3,853
Inventory	127,411
Trademark	20,000
Goodwill	2,373,023
Total assets acquired	2,574,410

Liabilities Assumed
Accounts Payable and accrued expenses	$171,651
Notes payable	$209,799
Due to Related Party	$197,846
Total liabilities assumed	$579,296
Net assets acquired	$1,995,114